SHAREHOLDERS' CAPITAL (Details)	Sep. 30, 2021 $ / shares shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)	50,000,000
Preferred shares
Disclosure of classes of share capital [line items]
Par value per share (in CAD per share) | $ / shares	$ 0
Number of shares outstanding	0
Common shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)	0